UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 97.2%
DIVERSIFIED 8.5%
American Assets Trust	461,195	$14,762,852
Cousins Properties	670,847	7,171,354
Duke Realty Corp.	1,068,713	18,146,747
Forest City Enterprises, Class A(a)	529,116	9,402,391
Vornado Realty Trust	561,107	46,930,990
WP Carey	79,633	5,367,264
		101,781,598
HEALTH CARE 10.3%
Aviv REIT(a)	77,800	1,871,868
Emeritus Corp.(a)	290,613	8,076,135
HCP	396,116	19,750,344
Health Care REIT	514,823	34,961,630
Healthcare Trust of America, Class A	1,014,960	11,925,780
Ventas	636,013	46,556,152
		123,141,909
HOTEL 8.2%
Chesapeake Lodging Trust	150,707	3,457,219
Hersha Hospitality Trust	1,747,375	10,204,670
Hospitality Properties Trust	502,601	13,791,372
Hyatt Hotels Corp., Class A(a)	272,325	11,772,610
Orient-Express Hotels Ltd., Class A (Bermuda)(a)	316,790	3,123,549
Pebblebrook Hotel Trust	433,541	11,181,022
RLJ Lodging Trust	661,400	15,053,464
Starwood Hotels & Resorts Worldwide	92,907	5,920,963
Strategic Hotels & Resorts Worldwide	1,564,845	13,066,456
Sunstone Hotel Investors(a)	875,820	10,781,344
		98,352,669
INDUSTRIALS 6.6%
DCT Industrial Trust	1,230,600	9,106,440
Prologis	1,427,210	57,059,856
STAG Industrial	404,398	8,601,546
Terreno Realty Corp.	236,380	4,250,112
		79,017,954
OFFICE 10.5%
Boston Properties	166,826	16,859,436
Corporate Office Properties Trust	555,391	14,817,832
Douglas Emmett	812,359	20,252,110

1

	Number of Shares	Value
Highwoods Properties	375,843	$14,872,108
Hudson Pacific Properties	512,755	11,152,421
Mack-Cali Realty Corp.	421,313	12,053,765
Parkway Properties	635,017	11,779,565
SL Green Realty Corp.	273,368	23,539,718
		125,326,955
OFFICE/INDUSTRIAL 0.7%
PS Business Parks	102,670	8,102,716

RESIDENTIAL 14.1%
APARTMENT 13.3%
Apartment Investment & Management Co.	964,772	29,579,910
Associated Estates Realty Corp.	326,630	6,088,383
Colonial Properties Trust	789,900	17,859,639
Education Realty Trust	465,728	4,904,116
Equity Residential	589,284	32,445,977
Essex Property Trust	134,636	20,273,489
Home Properties	224,544	14,240,580
UDR	1,384,975	33,502,545
		158,894,639
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	17,397	1,336,090
Sun Communities	175,165	8,640,889
		9,976,979
TOTAL RESIDENTIAL		168,871,618
SELF STORAGE 7.7%
CubeSmart	1,057,493	16,708,390
Extra Space Storage	382,600	15,024,702
Public Storage	235,126	35,814,392
Sovran Self Storage	368,166	23,743,025
		91,290,509
SHOPPING CENTERS 28.0%
COMMUNITY CENTER 9.1%
Cedar Realty Trust	836,380	5,110,282
DDR Corp.	1,173,758	20,446,864
Kimco Realty Corp.	1,327,590	29,738,016
Ramco-Gershenson Properties Trust	709,803	11,924,690
Regency Centers Corp.	500,426	26,477,540

2

	Number of Shares	Value
Tanger Factory Outlet Centers	405,850	$14,683,653
		108,381,045
FREE STANDING 3.1%
National Retail Properties	507,656	18,361,918
Realty Income Corp.	414,743	18,808,595
		37,170,513
REGIONAL MALL 15.8%
CBL & Associates Properties	234,721	5,539,415
General Growth Properties	1,485,449	29,530,726
Glimcher Realty Trust	1,478,855	17,154,718
Simon Property Group	861,439	136,589,768
		188,814,627
TOTAL SHOPPING CENTERS		334,366,185
SPECIALTY 2.6%
Digital Realty Trust	458,022	30,646,252
TOTAL COMMON STOCK (Identified cost—$903,209,522)		1,160,898,365
PREFERRED SECURITIES—$25 PAR VALUE—REAL ESTATE 0.5%
DIVERSIFIED 0.1%
Forest City Enterprises, 7.375%, due 2/1/34	26,967	685,771

SHOPPING CENTERS—REGIONAL MALL 0.4%
Pennsylvania REIT, 8.25%, Series A	200,000	5,314,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$5,578,235)		5,999,771
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(b)	5,200,000	5,200,000
Federated Government Obligations Fund, 0.01%(b)	5,200,000	5,200,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,400,000)		10,400,000

3

TOTAL INVESTMENTS (Identified cost—$919,187,757)	98.5%	$1,177,298,136

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	17,322,201

NET ASSETS	100.0%	$1,194,620,337

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)	Non-income producing security.
(b)	Rate quoted represents the seven-day yield of the fund.

4

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$1,160,898,365	$1,160,898,365	$—	$—
Preferred Securities—$25 Par Value	5,999,771	5,999,771
Money Market Funds	10,400,000	—	10,400,000	—
Total Investments(a)	$1,177,298,136	$1,166,898,136	$10,400,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$919,187,757
Gross unrealized appreciation	$258,872,254
Gross unrealized depreciation	(761,875)
Net unrealized appreciation	$258,110,379

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013